Other Post-Employment Benefits	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Other Post-Employment Benefits
21.	OTHER POST-EMPLOYMENT BENEFITS
The Company offers post-employment life insurance, health care and dental care to some of its retirees. These obligations are not pre-funded.
The most recent actuarial valuations of the present value of the other post-employment benefit obligation were carried out at November 1, 2021.
The principal assumptions used for the purposes of the actuarial valuations were as follo ws:

Year ended,	March 31, 2023 1	March 31, 2023 2	March 31, 2022

Assumptions for determination of defined benefit cost:

Discount rate

Defined benefit obligation	4.31%	4.79%	3.41%

Current service cost	4.46%	4.88%	3.68%

Interest cost on benefit obligation	4.01%	4.59%	2.79%

Interest cost on current service cost	4.42%	4.86%	3.58%

Health care cost immediate trend rate	5.00%	4.99%	5.04%

Assumptions for determination of defined benefit obligation:

Effective discount rate	4.79%	5.04%	4.31%

Health care cost immediate trend rate	4.99%	4.96%	5.04%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Health care cost ultimate trend rate	4.00%	4.00%	4.00%

Year ultimate health care cost trend rate reached	2040	2040	2040

Salary Increases per annum	2.00%	2.00%	2.00%

Mortality	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B	105%CPM 2014 Private Projection CPM-B
1
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
2
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023

The components of amounts recognized in the consolidated statements of net income in respect of these other post-employment benefit plans are presented below:

Year ended,	March 31, 2023	March 31, 2022

Amounts recognized in net income were as follows:

Current service cost	$3.0	$4.0

Past service cost	3.8	-

Net interest cost	9.9	8.0

	$16.7	$12.0

Post employment benefit costs recognized in:

Cost of sales	$6.0	$3.6

Administrative and selling expenses	0.8	0.4

Interest on pension liability	9.9	8.0

	$16.7	$12.0

Past service cost recognition
The collective bargaining agreements with Local 2251 and Local 2724 were ratified in August 2022 and September 2022, respectively; and became effective on August 1, 2022. The settlement resulted in a past service cost adjustment related to other post-employment benefits of $3.8 million, of which $3.4 million was recorded in cost of steel revenue and $0.4 million was recorded in administrative and selling expense for the year ended March 31, 2023 (nil for the year ended March 31, 2022).
The components of amounts recognized in the consolidated statements of comprehensive income in respect of these other post-employment benefit plans are presented below:

Year ended,	March 31, 2023	March 31, 2022

Amounts recognized in other comprehensive income, were as follows:

Actuarial income on accrued post employment benefit liability	$(22.8)	$(60.0)

The amounts included in the consolidated statements of financial position arising from the Company’s obligation in respect of its other post-retirement benefit plans were as follows:

As at,	March 31, 2023	March 31, 2022

Present value of post-employment benefit obligation	$222.9	$239.8

Fair value of plan assets	-	-

Accrued other post-employment benefit obligation	$222.9	$239.8

Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of changes in shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect	Actuarial (gain) loss immediately recognized, net of tax

Balance at March 31, 2021	$6.0	$-	$6.0

Actuarial gain immediately recognized	(60.0)	-	(60.0)

Balance at March 31, 2022	$(54.0)	$-	$(54.0)

Actuarial gain immediately recognized	(22.8)	-	(22.8)

Balance at March 31, 2023	$(76.8)	$-	$(76.8)

Continuities of the other post-employment benefit plan assets and obligations are as follows:

Year ended,	March 31, 2023	March 31, 2022

Movements in the present value of the post-employment benefit plan assets were as follows:

Fair value of plan assets at beginning of year	$-	$-

Employer contributions	10.8	10.3

Benefits paid	(10.8)	(10.3)

Fair value of plan assets at end of the year

March 31, 2023 and March 31, 2022, respectively	$-	$-

Movements in the present value of the other post-employment benefit obligation were as follows:

Defined benefit obligation at the beginning of the year	$239.8	$297.8

Defined benefit obligation assumed in business combination

Current service cost	3.0	4.0

Interest cost	9.9	8.0

Past service cost	3.8

Actuarial gains arising from financial assumptions	(20.7)	(31.6)

Actuarial gains arising from demographic assumptions	-	(20.2)

Actuarial gains from experience adjustments	(2.1)	(7.8)

Benefits paid	(10.8)	(10.3)

Defined benefit obligation at end of the year

March 31, 2023 and March 31, 2022, respectively	$222.9	$239.8

Cash flow information
For the year ended March 31, 2023, the amounts included in the consolidated statements of cash flows in respect of these other post-employment benefit plans was $10.8 million (March 31, 2022 - $10.3 million). The Company’s expected contributions for the fiscal year ending March 31, 2024 is $12.9 mill ion.

Sensitivity of results to actuarial assumptions
The sensitivity of the other post-employment benefit obligation to changes in the discount rate, health care cost trend rate and mortality assumptions are as follows:

Year ended,	March 31, 2023	March 31, 2022

Effect of change in discount rate assumption

One percentage point increase	$(25.2)	$(29.9)

One percentage point decrease	$31.7	$37.7

Effect of change in health care cost trend rates

One percentage point increase	$25.8	$29.6

One percentage point decrease	$(22.2)	$(24.9)

Effect of change in mortality assumption

Set forward one year	$8.3	$9.5

Set back one year	$(8.1)	$(9.3)

The discount rate sensitivities presented above are estimates based on plan durations. The other post-employment benefit obligation and the current service cost have an implied duration of 12.9 and 28.4 years, respectively at current discount rates
.